Summary of Principal to be Repaid per Month (Detail)	12 Months Ended
Dec. 31, 2018
0 a 72nd
Percentage Of Principal Amount To Be Repaid [Line Items]
Percentage of the amount to be repaid per month	0.00%
73rd to 132nd
Percentage Of Principal Amount To Be Repaid [Line Items]
Percentage of the amount to be repaid per month	0.33%
133rd to 179th
Percentage Of Principal Amount To Be Repaid [Line Items]
Percentage of the amount to be repaid per month	1.67%
180th
Percentage Of Principal Amount To Be Repaid [Line Items]
Percentage of the amount to be repaid per month	1.71%